Fair Value Of Assets And Liabilities (Changes In Fair Value Of Assets And Liabilities Which Fair Value Option Included In Current Period Earnings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Mortgage Banking Noninterest Income | Loans Held-For-Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value included in net income	$ 3,380	$ 2,765	$ 52,494